Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jan. 31, 2021	Jan. 31, 2020
Preferred stock, par value (in Dollars per share)	$ 0.0001
Previously Reported
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	66,933,566	66,933,566
Common stock, shares outstanding	60,121,819	60,121,819
Class A Common Stock | Previously Reported
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares authorized	500,000,000
Common stock, shares issued	88,718,630
Common stock, shares outstanding	65,353,098